J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
June 30, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of the JPMorgan 100% U.S. Treasury Securities Money Market ETF
File Nos. 333-191837 and 811-22903
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 483 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 485 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of registering the JPMorgan 100% U.S. Treasury Securities Money Market ETF under the Trust. The Fund aims to provide current income while seeking to maintain liquidity and a low volatility of principal.
Please contact the undersigned at (212) 270-8448 or max.vogel@jpmchase.com if you have any questions.
Very truly yours,
/s/ Max Vogel
Max Vogel
Assistant Secretary